Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Property and Equipment

Note 5	Property and Equipment

Property and equipment consisted of the following as of March 31, 2019 and December 31, 2018:

	As at March 31, 2019	As at December 31, 2018
	(Unaudited)
Furniture and fixtures	$173,224	$172,426
Office equipments	30,651	30,510
Vehicles	63,346	63,054
Computers and peripherals	400,274	398,430
Gross Assets	667,495	664,420
Accumulated Depreciation	(595,440)	(578,999)
Net Assets	$72,055	$85,421

Depreciation expense for the three months ended March 31, 2019 and March 31, 2018 was $ 13,498 and $ 27,246, respectively. For the three months ended March 31, 2019 and year ended December 31, 2018, Management has determined that there is no impairment on their long lived assets as a result of their impairment testing.

Note 5	Property and Equipment

Property and equipment consisted of the following as of December 31, 2018 and December 31, 2017:

	As at December 31, 2018	As at December 31, 2017
Furniture and fixtures	$172,426	$187,919
Office equipments	30,510	30,210
Vehicles	63,054	166,963
Computers and peripherals	398,430	431,036
Gross Assets	664,420	816,127
Accumulated Depreciation	(578,999)	(686,288)
Net Assets	$85,421	$129,840

Depreciation expense for the years ended December 31, 2018 and 2017 was $ 66,489 and $ 92,968, respectively. For the years ended December 31, 2018 and 2017, Management has determined that there is no impairment on their long lived assets as a result of their impairment testing. The Company disposed vehicles of net value of approximate $18,900 in 2018 and booked a net loss of approximate $7,059 on such sale.